BONDS PAYABLE AND ACCRUED INTEREST (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 29, 2013
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	¥ 800,000,000
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount			¥ 800,000,000
Stated interest rate			8.99%
Debt maturity date	Jan. 28, 2019
Interest expense for bonds	¥ 66,725,778	¥ 66,725,778